O'SHAUGHNESSY CORNERSTONE GROWTH FUND
                      O'SHAUGHNESSY CORNERSTONE VALUE FUND

      Supplement dated April 10, 1997 to Prospectus dated October 11, 1996

The hypothetical performance graphs used in this prospectus on pages 7 and 10 are inaccurate due to an error in the software package that was used to create the graphs. The corrected graphs are contained on this supplement.

(This graph represents the hypothetical performance of the Cornerstone Growth Strategy as applied retroactively in backtesting to December 31, 1954. The performance of the Cornerstone Growth Strategy does not represent the performance of the Cornerstone Growth Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500, would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Growth Strategy is not predictive of future performance of the Strategy or the Fund.)

                       Cornerstone Growth Strategy Stocks
                Hypothetical Total Return on a $10,000 Investment




[Insert Cornerstone GROWTH Fund Graph. Narrative description to the commission-The graph that exists here replaces the graph found on prospectus page 7. The hypothetical performance graphs used in this prospectus on pages 7 and 10 are inaccurate due to an error in the software package that was used to create the graphs. The corrected graphs are contained on this supplement. The graph representation is explained above.]

(This graph represents the hypothetical performance of Cornerstone Value Strategy as applied retroactively in backtesting to December 31, 1951. The performance of the Cornerstone Value Strategy does not represent the performance of the Cornerstone Value Fund, nor does it (or the performance of the S&P 500) reflect the advisory fees, commissions, expenses or taxes which would be borne by the Fund. The Strategy's performance, as well as that of the S&P 500 would be lower if such fees and expenses were deducted. Past performance of the Cornerstone Value Strategy is not predictive of future performance of the Strategy or the Fund.)

                       Cornerstone Value Strategy Stocks
               Hypothetical Total Return on a $10,000 Investment



[Insert Cornerstone VALUE Fund Graph. Narrative description to the commission-The graph that exists here replaces the graph found on prospectus page 10. The hypothetical performance graphs used in this prospectus on pages 7 and 10 are inaccurate due to an error in the software package that was used to create the graphs. The corrected graphs are contained on this supplement. The graph representation is explained above.]